Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax asset:
NOL carryforward	$ 17,258	$ 978
Allowance for credit losses	56,446	59,267
Deferred compensation	7,528	6,631
Basis difference in acquired assets	48,256	53,202
Unrealized loss on securities available for sale	854	0
OREO	6,210	9,845
Other	10,438	13,530
Deferred tax assets	146,990	143,453
Deferred tax liability:
Basis difference in acquired assets	(31,975)	(53,940)
Gain on acquisition	(212)	(2,426)
FHLB stock	(122)	(85)
Premises and equipment	(1,658)	(9,652)
Acquisition intangibles	(7,648)	(12,151)
Deferred loan costs	(4,610)	(3,771)
Unrealized gain on securities available for sale	0	(4,052)
Investments acquired	(167)	(570)
Swap gain	0	(75)
Other	(16,694)	(12,908)
Deferred tax liabilities	(63,086)	(99,630)
Net deferred tax asset	$ 83,904	$ 43,823